UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 04/30/2025

Date of reporting period: 04/30/2025

Item 1. Reports to Stockholders.

(a)

Nuance Mid Cap Value Fund
Institutional Class | NMVLX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Nuance Mid Cap Value Fund for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://nuanceinvestments.com/mid-cap-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.92%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As we head into our 17th year here as a firm at Nuance Investments, it makes me reflect on just how much I enjoy the competition that embodies our work each day. Competing against the market, benchmarks, and peers has been my work world now since the mid 1990’s. While there have been many outstanding and frustrating years, the fiscal year was one of the more disappointing as we believe the market seemingly ignores valuation multiples as a primary reason for downside support. To be clear, this is our opinion of the market and not a fact. The fund trailed its primary benchmark, the Russell Midcap® Value Index, in this annual period primarily due to some of our largest holdings having tough quarters. We do believe this can lead to opportunities and is reflected in the make up of the portfolio. The largest overweight positions, relative to the benchmark, remain the Consumer Staples, Health Care, and Utilities sectors. Within the Health Care sector, we are invested across multiple sub-industries including Life Sciences Tools & Services, Health Care Supplies, and Health Care Distributors. Within the Consumer Staples sector, our primary exposure remains in the Household Products and Personal Care Products industries. We also have exposure within the Foods Products industry. We remain overweight in the Utilities sector, and our positioning there is primarily within the Water Utilities industry. We favor the competitive position of water utilities to natural gas and most electric utilities. While the Industrials and Financials sectors makes up a meaningful part of the portfolio, we are underweight the benchmark. While we have small exposure in the Information Technology, Real Estate, Materials, and Consumer Discretionary sectors, we continue to be underweight those sectors relative to the benchmark. We remain underweight the Energy sector. Lastly, we remain underweight the Communication Services sector primarily due to competitive uncertainty and valuation concerns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Nuance Mid Cap Value Fund	PAGE 1	TSR-AR-56166Y511

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	1.01	6.16	7.18
S&P 500 TR	12.10	15.61	12.32
Russell Midcap Value Total Return	5.24	13.24	7.47
Visit https://nuanceinvestments.com/mid-cap-value-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$540,286,596
Number of Holdings	57
Net Advisory Fee	$11,258,109
Portfolio Turnover	74%
Visit https://nuanceinvestments.com/mid-cap-value-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top Holdings	(%)
Estee Lauder Companies, Inc.	7.0%
Henkel AG & Co. KGaA	6.0%
Qiagen NV	5.6%
California Water Service Group	4.5%
Globe Life, Inc.	4.0%
Hologic, Inc.	4.0%
Marten Transport Ltd.	4.0%
Werner Enterprises, Inc.	3.6%
Northern Trust Corp.	3.5%
Solventum Corp.	3.5%
Sector Breakdown (% of net assets)

Health Care
21.1%
Consumer Staples
20.7%
Industrials
16.4%
Utilities
14.8%
Financials
12.6%
Information Technology
2.4%
Materials
1.4%
Consumer Discretionary
1.3%
Real Estate
0.5%
Cash & Other
8.8%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://nuanceinvestments.com/mid-cap-value-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Nuance Investments, LLC documents not be householded, please contact Nuance Investments, LLC at 1-855-682-6233, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Nuance Investments, LLC or your financial intermediary.
Nuance Mid Cap Value Fund	PAGE 2	TSR-AR-56166Y511

Nuance Mid Cap Value Fund
Investor Class | NMAVX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Nuance Mid Cap Value Fund for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://nuanceinvestments.com/mid-cap-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$118	1.18%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As we head into our 17th year here as a firm at Nuance Investments, it makes me reflect on just how much I enjoy the competition that embodies our work each day. Competing against the market, benchmarks, and peers has been my work world now since the mid 1990’s. While there have been many outstanding and frustrating years, the fiscal year was one of the more disappointing as we believe the market seemingly ignores valuation multiples as a primary reason for downside support. To be clear, this is our opinion of the market and not a fact. The fund trailed its primary benchmark, the Russell Midcap® Value Index, in this annual period primarily due to some of our largest holdings having tough quarters. We do believe this can lead to opportunities and is reflected in the make up of the portfolio. The largest overweight positions, relative to the benchmark, remain the Consumer Staples, Health Care, and Utilities sectors. Within the Health Care sector, we are invested across multiple sub-industries including Life Sciences Tools & Services, Health Care Supplies, and Health Care Distributors. Within the Consumer Staples sector, our primary exposure remains in the Household Products and Personal Care Products industries. We also have exposure within the Foods Products industry. We remain overweight in the Utilities sector, and our positioning there is primarily within the Water Utilities industry. We favor the competitive position of water utilities to natural gas and most electric utilities. While the Industrials and Financials sectors makes up a meaningful part of the portfolio, we are underweight the benchmark. While we have small exposure in the Information Technology, Real Estate, Materials, and Consumer Discretionary sectors, we continue to be underweight those sectors relative to the benchmark. We remain underweight the Energy sector. Lastly, we remain underweight the Communication Services sector primarily due to competitive uncertainty and valuation concerns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Nuance Mid Cap Value Fund	PAGE 1	TSR-AR-56166Y495

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	0.76	5.86	6.90
Investor Class (with sales charge)	-4.28	4.78	6.35
S&P 500 TR	12.10	15.61	12.32
Russell Midcap Value Total Return	5.24	13.24	7.47
Visit https://nuanceinvestments.com/mid-cap-value-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$540,286,596
Number of Holdings	57
Net Advisory Fee	$11,258,109
Portfolio Turnover	74%
Visit https://nuanceinvestments.com/mid-cap-value-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top Holdings	(%)
Estee Lauder Companies, Inc.	7.0%
Henkel AG & Co. KGaA	6.0%
Qiagen NV	5.6%
California Water Service Group	4.5%
Globe Life, Inc.	4.0%
Hologic, Inc.	4.0%
Marten Transport Ltd.	4.0%
Werner Enterprises, Inc.	3.6%
Northern Trust Corp.	3.5%
Solventum Corp.	3.5%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://nuanceinvestments.com/mid-cap-value-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Nuance Investments, LLC documents not be householded, please contact Nuance Investments, LLC at 1-855-682-6233, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Nuance Investments, LLC or your financial intermediary.
Nuance Mid Cap Value Fund	PAGE 2	TSR-AR-56166Y495

Nuance Mid Cap Value Fund
Z Class | NMVZX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Nuance Mid Cap Value Fund for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://nuanceinvestments.com/mid-cap-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class	$78	0.78%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As we head into our 17th year here as a firm at Nuance Investments, it makes me reflect on just how much I enjoy the competition that embodies our work each day. Competing against the market, benchmarks, and peers has been my work world now since the mid 1990’s. While there have been many outstanding and frustrating years, the fiscal year was one of the more disappointing as we believe the market seemingly ignores valuation multiples as a primary reason for downside support. To be clear, this is our opinion of the market and not a fact. The fund trailed its primary benchmark, the Russell Midcap® Value Index, in this annual period primarily due to some of our largest holdings having tough quarters. We do believe this can lead to opportunities and is reflected in the make up of the portfolio. The largest overweight positions, relative to the benchmark, remain the Consumer Staples, Health Care, and Utilities sectors. Within the Health Care sector, we are invested across multiple sub-industries including Life Sciences Tools & Services, Health Care Supplies, and Health Care Distributors. Within the Consumer Staples sector, our primary exposure remains in the Household Products and Personal Care Products industries. We also have exposure within the Foods Products industry. We remain overweight in the Utilities sector, and our positioning there is primarily within the Water Utilities industry. We favor the competitive position of water utilities to natural gas and most electric utilities. While the Industrials and Financials sectors makes up a meaningful part of the portfolio, we are underweight the benchmark. While we have small exposure in the Information Technology, Real Estate, Materials, and Consumer Discretionary sectors, we continue to be underweight those sectors relative to the benchmark. We remain underweight the Energy sector. Lastly, we remain underweight the Communication Services sector primarily due to competitive uncertainty and valuation concerns.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Nuance Mid Cap Value Fund	PAGE 1	TSR-AR-56167N712

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/08/2017)
Z Class (without sales charge)	1.17	6.30	6.31
S&P 500 TR	12.10	15.61	13.04
Russell Midcap Value Total Return	5.24	13.24	7.31
Visit https://nuanceinvestments.com/mid-cap-value-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$540,286,596
Number of Holdings	57
Net Advisory Fee	$11,258,109
Portfolio Turnover	74%
Visit https://nuanceinvestments.com/mid-cap-value-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top Holdings	(%)
Estee Lauder Companies, Inc.	7.0%
Henkel AG & Co. KGaA	6.0%
Qiagen NV	5.6%
California Water Service Group	4.5%
Globe Life, Inc.	4.0%
Hologic, Inc.	4.0%
Marten Transport Ltd.	4.0%
Werner Enterprises, Inc.	3.6%
Northern Trust Corp.	3.5%
Solventum Corp.	3.5%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://nuanceinvestments.com/mid-cap-value-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Nuance Investments, LLC documents not be householded, please contact Nuance Investments, LLC at 1-855-682-6233, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Nuance Investments, LLC or your financial intermediary.
Nuance Mid Cap Value Fund	PAGE 2	TSR-AR-56167N712

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other Services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 04/30/2025	FYE 04/30/2024
(a) Audit Fees	$17,500	$16,250
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$3,500	$3,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 04/30/2025	FYE 04/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 04/30/2025	FYE 04/30/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: Leonard M. Rush, David A. Massart, David M. Swanson and Robert J. Kern.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Nuance Mid Cap Value Fund
Core Financial Statements
April 30, 2025

NUANCE MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

	Shares	Value
COMMON STOCKS - 88.3%
Consumer Discretionary - 1.3%
Gentherm, Inc.(a)	73,892	$1,921,931
Nike Inc.	86,286	4,866,530
		6,788,461
Consumer Staples - 20.7%
Beiersdorf AG - ADR	105,001	2,947,378
Calavo Growers, Inc.	368,277	10,171,811
Clorox Co.	104,468	14,865,796
Estee Lauder Companies, Inc.	631,142	37,843,274
Henkel AG & Co. KGaA - ADR	1,832,889	32,258,846
JDE Peet’s NV - ADR	224,584	2,744,417
Kimberly-Clark Corp.	19,557	2,577,222
Mission Produce, Inc.(a)	529,777	5,549,414
Target Corp.	29,922	2,893,457
		111,851,615
Financials - 9.7%
Everest Re Group, Ltd.	5,532	1,985,048
Globe Life, Inc.	175,480	21,643,703
Independent Bank Corp.	23,649	1,397,419
M&T Bank Corp.	11,508	1,953,598
Northern Trust Corp.	203,666	19,140,531
Raymond James Financial, Inc.	9,873	1,352,996
Reinsurance Group of America, Inc.	27,437	5,139,224
		52,612,519
Health Care - 21.1%
Agilent Technologies, Inc.	33,764	3,633,006
Becton Dickinson & Co.	39,032	8,083,137
Dentsply Sirona, Inc.	773,542	10,752,234
Henry Schein, Inc.(a)	249,270	16,195,072
Hologic, Inc.(a)	371,661	21,630,670
Qiagen NV	708,486	30,287,777
Solventum Corp.(a)	287,405	19,003,219
Waters Corp.(a)	12,765	4,438,773
		114,023,888
Industrials - 16.4%
CNH Industrial NV	189,262	2,189,761
Daikin Industries Ltd. - ADR	242,197	2,770,734
Graco Inc.	34,736	2,834,805
IDEX Corp.	33,202	5,776,152
Knight-Swift Transportation Holdings, Inc.	103,665	4,060,558
Legrand SA - ADR	137,754	3,033,343
Lindsay Corp.	23,115	2,983,222
Lockheed Martin Corp.	6,118	2,922,875
Marten Transport Ltd.	1,676,856	21,530,831
Nordson Corp.	13,911	2,637,108
Northrop Grumman Corp.	15,624	7,601,076
Spirax Group PLC - ADR	137,128	5,349,363
Toro Co.	81,655	5,575,403
Werner Enterprises, Inc.	788,472	19,443,720
		88,708,951

	Shares	Value
Information Technology - 2.4%
Applied Materials, Inc.	18,426	$2,776,982
Rogers Corp.(a)	163,553	10,109,211
		12,886,193
Materials - 1.4%
AptarGroup, Inc.	50,565	7,582,222
Real Estate - 0.5%
Alexandria Real Estate Equities, Inc.	18,935	1,375,817
Healthpeak Properties, Inc.	72,583	1,294,881
		2,670,698
Utilities - 14.8%
American Water Works Co., Inc.	37,627	5,531,545
California Water Service Group	477,107	24,165,470
IDACORP, Inc.	11,592	1,368,899
Pennon Group PLC - ADR	1,025,822	13,766,531
Portland General Electric Co.	45,483	1,915,744
Severn Trent PLC - ADR	37,243	1,392,144
SJW Group	288,524	16,370,852
United Utilities Group PLC - ADR	505,805	15,174,150
		79,685,335
TOTAL COMMON STOCKS (Cost $493,899,710)		476,809,882
PREFERRED STOCKS - 2.9%
Financials - 2.9%
Charles Schwab Corp.
Series D, 5.95%, Perpetual	509,202	12,704,590
Series J, 4.45%, Perpetual	151,411	2,937,373
Northern Trust Corp., Series E, 4.70%, Perpetual	14,520	286,335
TOTAL PREFERRED STOCKS (Cost $15,275,931)		15,928,298
SHORT-TERM INVESTMENTS - 8.3%
Money Market Funds - 8.3%
First American Government Obligations Fund - Class X, 4.25%(b)	45,024,084	45,024,084
TOTAL SHORT-TERM INVESTMENTS (Cost $45,024,084)		45,024,084
TOTAL INVESTMENTS - 99.5% (Cost $554,199,725)		$537,762,264
Other Assets in Excess of Liabilities - 0.5%		2,524,332
TOTAL NET ASSETS - 100.0%		$540,286,596

The accompanying notes are an integral part of these financial statements.

1

NUANCE MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

NUANCE MID CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025

ASSETS:
Investments, at value	$537,762,264
Receivable for investments sold	6,398,018
Dividend tax reclaims receivable	2,224,722
Dividends receivable	1,147,401
Interest receivable	150,169
Receivable for fund shares sold	61,182
Prepaid expenses and other assets	52,000
Total assets	547,795,756
LIABILITIES:
Payable for investments purchased	4,301,752
Payable for capital shares redeemed	2,703,554
Payable to adviser	314,992
Payable for distribution and shareholder servicing fees	141,847
Payable for audit fees	19,457
Payable for printing and mailing	18,925
Payable for fund administration and accounting fees	4,621
Payable for legal fees	1,815
Payable for expenses and other liabilities	2,197
Total liabilities	7,509,160
NET ASSETS	$ 540,286,596
Net Assets Consist of:
Paid-in capital	$594,214,827
Total accumulated losses	(53,928,231)
Total net assets	$ 540,286,596
Institutional Class
Net assets	$386,581,308
Shares issued and outstanding(a)	34,030,173
Net asset value per share	$11.36
Investor Class
Net assets	$21,566,026
Shares issued and outstanding(a)	1,893,164
Net asset value per share	$11.39
Max offering price per share (Net asset value per share dividend by 0.95)(1)	$11.99
Z Class
Net assets	$132,139,262
Shares issued and outstanding(a)	11,547,901
Net asset value per share	$11.44
Cost:
Investments, at cost	$554,199,725

(a)	Unlimited shares authorized without par value.
(1)	Reflects a maximum sales charge of 5.00%.
The accompanying notes are an integral part of these financial statements.

3

NUANCE MID CAP VALUE FUND
STATEMENT OF OPERATIONS
For the Year Ended April 30, 2025

INVESTMENT INCOME:
Dividend income	$43,960,491
Less: Dividend withholding taxes	(412,627)
Less: Issuance fees	(1,339,689)
Interest income	4,937,895
Total investment income	47,146,070
EXPENSES:
Investment advisory fee	11,467,659
Fund administration and accounting fees	1,220,139
Shareholder service costs - Institutional Class	921,327
Shareholder service costs - Investor Class	46,189
Federal and state registration fees	97,130
Reports to shareholders	82,385
Distribution expenses - Investor Class	76,981
Trustees’ fees	24,281
Audit fees	19,851
Legal fees	13,425
Other expenses and fees	30,348
Total expenses	13,999,715
Fee recoupment	47,790
Expense reimbursement by Adviser	(257,340)
Net expenses	13,790,165
NET INVESTMENT INCOME	33,355,905
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	110,430,535
Net realized gain (loss)	110,430,535
Net change in unrealized appreciation (depreciation) on:
Investments	(37,488,874)
Net change in unrealized appreciation (depreciation)	(37,488,874)
Net realized and unrealized gain (loss)	72,941,661
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 106,297,566

The accompanying notes are an integral part of these financial statements.

4

NUANCE MID CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2025	2024
OPERATIONS:
Net investment income (loss)	$33,355,905	$50,880,099
Net realized gain (loss)	110,430,535	32,031,585
Net change in unrealized appreciation (depreciation)	(37,488,874)	(134,863,268)
Net increase (decrease) in net assets from operations	106,297,566	(51,951,584)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(104,921,061)	(43,717,129)
From earnings - Investor Class	(2,533,020)	(857,535)
From earnings - Z Class	(15,765,588)	(6,019,847)
Total distributions to shareholders	(123,219,669)	(50,594,511)
CAPITAL TRANSACTIONS:
Subscriptions - Institutional Class	208,698,445	589,789,652
Reinvestments - Institutional Class	96,554,091	37,734,477
Redemptions - Institutional Class	(1,975,479,893)	(1,175,104,511)
Subscriptions - Investor Class	6,976,353	11,837,951
Reinvestments - Investor Class	2,498,789	852,276
Redemptions - Investor Class	(23,635,606)	(41,235,639)
Subscriptions - Z Class	11,906,009	68,492,144
Reinvestments - Z Class	12,017,033	3,519,081
Redemptions - Z Class	(171,804,609)	(136,979,241)
Net increase (decrease) in net assets from capital transactions	(1,832,269,388)	(641,093,810)
NET INCREASE (DECREASE) IN NET ASSETS	(1,849,191,491)	(743,639,905)
NET ASSETS:
Beginning of the year	2,389,478,087	3,133,117,992
End of the year	$540,286,596	$2,389,478,087
SHARES TRANSACTIONS
Subscriptions - Institutional Class	16,506,554	49,540,910
Reinvestments - Institutional Class	7,912,356	3,134,255
Redemptions - Institutional Class	(157,880,160)	(97,875,184)
Subscriptions - Investor Class	544,838	976,751
Reinvestments - Investor Class	205,429	70,542
Redemptions - Investor Class	(1,876,234)	(3,395,982)
Subscriptions - Z Class	952,323	5,631,059
Reinvestments - Z Class	981,907	290,551
Redemptions - Z Class	(13,399,294)	(11,277,597)
Total increase (decrease) in shares outstanding	(146,052,281)	(52,904,695)

The accompanying notes are an integral part of these financial statements.

5

NUANCE MID CAP VALUE FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$12.34	$12.71	$13.39	$15.36	$11.81
INVESTMENT OPERATIONS:
Net investment income	0.42	0.23	0.22	0.16	0.10
Net realized and unrealized gain (loss) on investments(a)	(0.25)	(0.39)	0.35	(0.40)	3.55
Total from investment operations	0.17	(0.16)	0.57	(0.24)	3.65
LESS DISTRIBUTIONS FROM:
Net investment income	(0.46)	(0.21)	(0.19)	(0.14)	(0.10)
Net realized gains	(0.69)	—	(1.06)	(1.59)	—
Total distributions	(1.15)	(0.21)	(1.25)	(1.73)	(0.10)
Net asset value, end of year	$11.36	$12.34	$12.71	$13.39	$15.36
TOTAL RETURN	1.01%	−1.15%	4.82%	−1.71%	31.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$386,581	$2,066,478	$2,702,381	$3,033,800	$3,284,387
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.92%	0.90%	0.89%	0.88%	0.91%
After expense reimbursement/recoupment	0.92%	0.90%	0.89%	0.88%	0.92%
Ratio of net investment income (loss) to average net assets	2.17%	1.84%	1.72%	1.08%	0.79%
Portfolio turnover rate	74%	78%	62%	61%	76%

(a)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

6

NUANCE MID CAP VALUE FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$12.36	$12.73	$13.40	$15.36	$11.81
INVESTMENT OPERATIONS:
Net investment income	0.33	0.25	0.19	0.13	0.07
Net realized and unrealized gain (loss) on investments(a)	(0.19)	(0.44)	0.35	(0.42)	3.55
Total from investment operations	0.14	(0.19)	0.54	(0.29)	3.62
LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)	(0.18)	(0.15)	(0.08)	(0.07)
Net realized gains	(0.69)	—	(1.06)	(1.59)	—
Total distributions	(1.11)	(0.18)	(1.21)	(1.67)	(0.07)
Net asset value, end of year	$11.39	$12.36	$12.73	$13.40	$15.36
TOTAL RETURN	0.76%	−1.41%	4.51%	−2.07%	30.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$21,566	$37,319	$68,341	$78,100	$117,072
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.25%	1.23%	1.22%	1.22%	1.23%
After expense reimbursement/recoupment	1.18%	1.18%	1.18%	1.18%	1.18%
Ratio of net investment income (loss) to average net assets	1.90%	1.56%	1.43%	0.78%	0.53%
Portfolio turnover rate	74%	78%	62%	61%	76%

(a)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

7

NUANCE MID CAP VALUE FUND
FINANCIAL HIGHLIGHTS
Z CLASS

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$12.41	$12.77	$13.45	$15.42	$11.84
INVESTMENT OPERATIONS:
Net investment income	0.40	0.25	0.24	0.17	0.12
Net realized and unrealized gain (loss) on investments(a)	(0.21)	(0.39)	0.34	(0.40)	3.57
Total from investment operations	0.19	(0.14)	0.58	(0.23)	3.69
LESS DISTRIBUTIONS FROM:
Net investment income	(0.47)	(0.22)	(0.20)	(0.15)	(0.11)
Net realized gains	(0.69)	—	(1.06)	(1.59)	—
Total distributions	(1.16)	(0.22)	(1.26)	(1.74)	(0.11)
Net asset value, end of year	$11.44	$12.41	$12.77	$13.45	$15.42
TOTAL RETURN	1.17%	−1.01%	4.87%	−1.62%	31.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$132,139	$285,680	$362,396	$395,300	$409,547
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.85%	0.83%	0.82%	0.82%	0.83%
After expense reimbursement/recoupment	0.78%	0.78%	0.78%	0.78%	0.78%
Ratio of net investment income (loss) to average net assets	2.30%	1.96%	1.83%	1.19%	0.93%
Portfolio turnover rate	74%	78%	62%	61%	76%

(a)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

8

NUANCE MID CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2025
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Nuance Mid Cap Value Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Fund commenced operations on December 31, 2013. The Fund currently offers three classes, the Investor Class, the Institutional Class and the Z Class. Investor Class shares may be subject to a front-end sales charge of up to 5.00%. Investor Class shares are subject to a 0.25% of average daily net assets of distribution and servicing fee and Investor Class and Institutional Class shares are subject to a shareholder servicing fee of up to 0.15% of average daily net assets. Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the year ended April 30, 2025, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the year ended April 30, 2025, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax years ended April 30, 2022 through 2025.
Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income earned from money market fund holdings is disclosed as interest income on the Fund’s Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.
The Fund will make distributions, if any, of net investment income quarterly. The Fund will also distribute net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended April 30, 2025, there were no reclassifications.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

9

NUANCE MID CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares. Shareholder service fees are expensed at up to 0.15% of average daily net assets for Investor and Institutional shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
New Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
3. SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

10

NUANCE MID CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Nuance Investments, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks	$476,809,882	$—	$—	$476,809,882
Preferred Stocks	15,928,298	—	—	15,928,298
Short-Term Investment	45,024,084	—	—	45,024,084
Total Investments in Securities	$537,762,264	$—	$—	$537,762,264

Refer to the Schedule of Investments for further information on the classification of investments.
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.
The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding any front-end or contingent deferred loads, acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.18%, 0.78% and 0.93% of average daily net assets of the Fund’s Investor Class, Z Class and Institutional Class, respectively. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. For the year ended April 30, 2025, the Adviser recouped $47,790 in previously waived expenses. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
May 2025 – April 2026	$173,502
May 2026 – April 2027	$171,439
May 2027 – April 2028	$209,550

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator.

11

NUANCE MID CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended April 30, 2025, are disclosed in the Statement of Operations as fund services fees.
5. DISTRIBUTION & SHAREHOLDER SERVICING FEES
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the year ended April 30, 2025, the Investor Class incurred expenses of $76,981 pursuant to the Plan.
The Fund has entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class. Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. Payments may also be made directly to the intermediaries providing shareholder services. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the year ended April 30, 2025, the Investor and Institutional Class incurred $46,189 and $921,327, respectively, of shareholder servicing fees under the Agreement.
6. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended April 30, 2025, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$ 1,041,132,024	$ 2,815,943,345

7. FEDERAL TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2025, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Unrealized Depreciation	Federal Income Tax Cost
$34,824,925	$(82,704,224)	$(47,879,299)	$585,641,563

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses. At April 30, 2025, components of distributed earnings on a tax-basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Losses	Net Unrealized Depreciation	Total Accumulated Loss
$ —	$—	$(6,048,932)	$(47,879,299)	$(53,928,231)

As of April 30, 2025, the Fund’s most recent fiscal year end, the Fund had no capital loss carryovers. For the year ended April 30, 2025 the Fund utilized $36,716,998 in capital loss carryforwards. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable

12

NUANCE MID CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. At April 30, 2025, the Fund deferred, on a tax basis, post-October losses of $5,993,116. For the taxable year ended April 30, 2025, the Fund does not plan to defer any qualified later year losses.
The tax character of distributions paid during the period ended April 30, 2025, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$58,395,752	$64,823,917	$123,219,669

The tax character of distributions paid during the year ended April 30, 2024, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$50,594,511	$—	$50,594,511

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings of the Fund related to net capital gain to zero for the tax year ended April 30, 2025.
8. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2025, Morgan Stanley Smith Barney, LLC, for the benefit of its customers, owned 28.87% of the Fund, respectively.

13

Nuance Mid Cap Value Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of Nuance Mid Cap Value Fund and
Board of Trustees of Managed Portfolio Series
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nuance Mid Cap Value Fund (the “Fund”), a series of Managed Portfolio Series, as of April 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Nuance Investments, LLC’s investment companies, since 2011.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
June 25, 2025

14

Nuance Mid Cap Value Fund
Additional Information (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Fund’s Part F of Form N-PORT may also be obtained by calling 1-855-682-6233.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended April 30, 2025, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gains rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00% for the Fund.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended April 30, 2025 was 66.00% for the Fund.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 16.07%.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See Statement of Operations.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

15

Nuance Mid Cap Value Fund
APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Nuance Investments, LLC (Unaudited)
At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 19-20, 2025, the Trust’s Board of Trustees (“Board”), including all of the trustees (“Trustees”) who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of the Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust and Nuance Investments, LLC (“Nuance” or the “Adviser”) regarding the Nuance Mid Cap Value Fund (the “Fund”) for another annual term.
Prior to the meeting and at a meeting held on January 7, 2025, the Trustees received and considered information from Nuance and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees and received a memorandum and advice from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.
In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by Nuance with respect to the Fund; (2) the Fund’s historical performance as managed by Nuance; (3) the costs of the services provided by Nuance and the profits realized by Nuance from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Nuance resulting from its relationship with the Fund. In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling.
Based upon the information provided to the Board throughout the course of the year, including a presentation to the Board by representatives from Nuance, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Nuance as set forth in the Investment Advisory Agreement, as the agreement relates to the Fund, continue to be fair and reasonable in light of the services that Nuance performs, the investment advisory fees that each Fund pays Nuance for such services, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement, as it relates to each Fund, are summarized below.
Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Nuance provides under the Investment Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Nuance effected on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees reviewed Nuance’s financial statements, assets under management and capitalization. In that regard, the Trustees concluded that Nuance had sufficient resources to support the management of the Fund. The Trustees considered the experience of the Fund’s portfolio managers, one of whom has managed the Fund since its inception date. The Trustees concluded that they were satisfied with the nature, extent and quality of services that Nuance provides to the Fund under the Investment Advisory Agreement.
Fund Historical Performance and the Overall Performance of Nuance. In assessing the quality of the portfolio management delivered by Nuance, the Trustees reviewed the short-term and longer-term performance of each Fund on both an absolute basis and in comparison to an appropriate securities benchmark index, the Fund’s Morningstar category (“Category”) as well as a smaller sub-set of peer funds (“Cohort”), and each Fund’s respective composite of separate accounts that Nuance manages utilizing similar investment strategies. When reviewing each Fund’s performance against its Category and Cohort, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in its Category and Cohort.

16

Nuance Mid Cap Value Fund
APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Nuance Investments, LLC (Unaudited)(Continued)
•
Nuance Mid Cap Value Fund. The Trustees considered that the Fund had outperformed its Cohort average for the one-year period, and the Category and Cohort averages for the and ten-year period, ended September 30, 2024, but had underperformed its Category and Cohort averages for the other periods presented. The Trustees also considered that the Fund’s Institutional Class had outperformed its benchmark index for the ten-year period ended September 30, 2024, but had underperformed the other periods presented. The Trustees then observed that the Fund’s performance was generally consistent with the performance of a composite of similar accounts managed by Nuance over all time periods presented.

Cost of Advisory Services and Profitability. The Trustees considered the annual advisory fee that the Fund pays to Nuance under the Investment Advisory Agreement, as well as Nuance’s profitability from services that Nuance rendered to the Fund under the Investment Advisory Agreement during the 12-month period ended September 30, 2024. The Trustees also noted favorably that Nuance had agreed to continue the expense limitation agreement under which Nuance contractually agreed to reduce its advisory fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus, and noted that Nuance had waived a portion of its advisory fee for the Fund during its most recent fiscal year. The Trustees also considered the management fees Nuance charges to separately managed accounts with investment strategies similar to those of the Fund. They observed that Nuance charges management fees that range above and below the management fee charged to the Fund, depending on assets under management. The Trustees considered the reasonableness of Nuance’s profits from its service relationship with the Fund.
Comparative Fee and Expense Data. The Trustees considered a comparative analysis of the contractual expenses borne by the Fund and those of funds in the same Category and Cohort as of September 30, 2024. The Board noted:
•
Nuance Mid Cap Value Fund. While the Fund’s management fee was higher than the Category average, it was slightly below the Cohort average. Its total expenses for the Institutional Class (before and after waivers and expense reimbursements) were below both the Cohort and Category averages. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Nuance’s advisory fee with respect to the Fund continues to be reasonable.

Economies of Scale. The Trustees then considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fees for the Fund in the Investment Advisory Agreement do not contain breakpoints. The Trustees additionally took into account that Nuance continues to believe that breakpoints are not presently appropriate for the Fund because of concerns about potential capacity constraints associated with each strategy. The Trustees also considered that Nuance has agreed to consider breakpoints in the future should circumstances change.
Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by Nuance from its relationship with the Fund. The Trustees considered that Nuance does not utilize soft dollar arrangements with respect to portfolio transactions, and that Nuance does not use affiliated brokers to execute the Fund’s portfolio transactions. While the Trustees noted that the Fund utilizes Rule 12b-1 fees to pay for shareholder and distribution services related to Investor Class shareholders of the Fund, the Trustees also observed that Nuance was incurring its own distribution expenses on behalf of the Fund. The Trustees considered that Nuance may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Nuance does not receive additional material benefits from its relationship with the Fund.

17

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) “Filed herewith”

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	7/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	7/7/2025

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date	7/7/2025

* Print the name and title of each signing officer under his or her signature.